Acquisitions / Business Combinations - Schedule of Outstanding Deferred Cash and Equity Related to Acquisitions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Business Combinations [Abstract]
Beginning outstanding deferred cash and equity balance	$ 20	$ 13
Accruals	12	35	$ 39
Restricted Class A Unit Vesting	(3)	(12)	(9)
Cash payment	(16)	(16)	(17)
Ending outstanding deferred cash and equity balance	$ 13	$ 20	$ 13